Related Party Transactions (Summary of Related Party Transactions) (Details) - Axionlog Distribution B.V. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Food and paper	$ (173,387)	$ (163,536)	$ (164,882)
Occupancy and other operating expenses	(4,281)	(3,882)	(2,499)
Net interest income	0	47	461
Logistics service fees from related party	48,773	40,714	44,170
Suppliers purchase expense related party	$ 124,614	$ 122,822	$ 120,712